Goodwill	12 Months Ended
Dec. 31, 2015
Goodwill

Note 3. Goodwill

The Company has goodwill relating to the purchase of five branches during the years 1994 through 2000. The balance of the goodwill at both December 31, 2015 and 2014, as reflected on the consolidated balance sheets, was $2.8 million. Management determined that these purchases qualified as acquisitions of businesses and that the related unidentifiable intangibles were goodwill. Goodwill is tested annually for impairment. The test performed using financial information as of September 30, 2015 found no impairment. No events occurred between the date of the annual test and December 31, 2015 that would indicate the existence of impairment.